11. Commitments and Contingencies (Details Narrative) (Sept 2020 Note) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
NetSpective Division [Member]
Operating lease payment frequency	Monthly	monthly
Operating lease payment	$ 2,100	$ 2,100
Lease expiration date	Dec. 31, 2023
Boca Raton, Florida [Member]
Operating lease payment frequency	Monthly	monthly
Operating lease payment	$ 4,000	$ 4,000
Lease expiration date	Oct. 31, 2021
Manila, Philippines [Member]
Operating lease payment frequency	Monthly	monthly
Operating lease payment	$ 24,000	$ 24,000
Lease expiration date	Dec. 31, 2022